Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Income (Loss) of Parent Entity
Statement of comprehensive income

	Parent
	June 30, 2026	June 30, 2025	June 30, 2024
	A$	A$	A$
Loss after income tax	(86,167,326)	(47,049,922)	(44,253,769)

Total comprehensive loss	(86,167,326)	(47,049,922)	(44,253,769)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2026 A$	June 30, 2025 A$
Total current assets	16,289,508	44,875,580
Total non current assets	46,592,621	102,844,317

Total assets	62,882,129	147,719,897

Total current liabilities	2,489,810	3,822,498
Total non current liabilities	439,147	482,871

Total liabilities	2,928,957	4,305,369

Equity
— Contributed equity	547,652,181	544,731,830
— Reserves	23,373,429	26,177,296
— Accumulated losses	(511,072,438)	(427,494,598)

Total equity	59,953,172	143,414,528